Annual Fund Operating Expenses - ProShares Decline of the Retail Store ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.65%
Other Expenses	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.66%